Short-Term Borrowings (Details) - CNY (¥) ¥ in Thousands					1 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	May 31, 2021	Dec. 31, 2020	Oct. 31, 2022	Apr. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Feb. 28, 2021	Jan. 31, 2021	May 31, 2020
Short-Term Borrowings (Details) [Line Items]
Annual rate percentage					3.95%	4.25%
Amount withdrew						¥ 1,500
Xiamen International Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loans amount	¥ 32,043			¥ 37,957
China Construction Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Line of credit									¥ 519
Amount withdrew					¥ 790
PRC Commercial Bank One [Member]
Short-Term Borrowings (Details) [Line Items]
Annual rate percentage								4.50%
Line of credit											¥ 1,500
Amount withdrew								¥ 1,500
PRC Commercial Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loans amount	¥ 1,000
Interest rate	4.00%
Two Tranches [Member]
Short-Term Borrowings (Details) [Line Items]
Loans amount		¥ 500	¥ 500
Loan agreement, description							the Group entered into a loan agreement with a third party and drew two tranches of loans of RMB1,000 and RMB500 with an annual interest rate of 12.24% in March 2021 and May 2021, respectively. In June 2021, the Group drew loan of RMB800 with an annual interest rate of 15%. The Group repaid RMB750, RMB291 and RMB385 in 2021, and RMB198, RMB84, RMB135 in 2022.
Two Tranches [Member] | Xiamen International Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Loans amount		¥ 45,000		¥ 90,000						¥ 45,000
Annual interest rate percentage		6.80%		6.80%						6.80%
Annual rate percentage	6.80%	4.25%	4.25%	6.80%